Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
BOND INDEX FUND
CORE BOND FUND
FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
LIMITED TERM U.S. GOVERNMENT FUND
SHORT BOND FUND
ULTRA-SHORT FIXED INCOME FUND
TAX‑ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
U.S. GOVERNMENT FUND
ARIZONA TAX‑EXEMPT FUND
CALIFORNIA INTERMEDIATE TAX‑EXEMPT FUND
CALIFORNIA TAX‑EXEMPT FUND
INTERMEDIATE TAX‑EXEMPT FUND
LIMITED TERM TAX‑EXEMPT FUND
TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.
2.	The second to last paragraph of the “FUND SUMMARIES – Intermediate Tax‑Exempt Fund – Principal Investment Strategies” section on page 150 of the Prospectus is deleted and replaced with the following:
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.
3.	With respect to Bond Index Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for the Fund in the Prospectus:
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to more closely track duration, credit and interest rate risks with the Fund’s underlying index, and for cash management purposes.
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.
6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:
a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
BOND INDEX FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
3.	With respect to Bond Index Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for the Fund in the Prospectus:
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to more closely track duration, credit and interest rate risks with the Fund’s underlying index, and for cash management purposes.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.
6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:
a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
CORE BOND FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.
6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:
a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
FIXED INCOME FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.
6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:
a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

HIGH YIELD FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
HIGH YIELD FIXED INCOME FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

LIMITED TERM U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
LIMITED TERM U.S. GOVERNMENT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SHORT BOND FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ULTRA-SHORT FIXED INCOME FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
TAX‑ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
U.S. GOVERNMENT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
4.
With respect to Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.
5.
With respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, the following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.
6.	Further with respect to Bond Index Fund, Core Bond Fund, Fixed Income Fund and U.S Government Fund:
a.	The following is added to the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus:
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
b.	The following is added to the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
TBA TRANSACTIONS RISK is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

ARIZONA TAX-EXEMPT FUND
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PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ARIZONA TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
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PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
CALIFORNIA INTERMEDIATE TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

CALIFORNIA TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
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PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
CALIFORNIA TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
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PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INTERMEDIATE TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
2.	The second to last paragraph of the “FUND SUMMARIES – Intermediate Tax‑Exempt Fund – Principal Investment Strategies” section on page 150 of the Prospectus is deleted and replaced with the following:
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

LIMITED TERM TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
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PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
LIMITED TERM TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.

TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
TAX‑EXEMPT FUND
(COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED FEBRUARY 3, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.
With respect to Arizona Tax‑Exempt Fund, California Intermediate Tax‑Exempt Fund, California Tax‑Exempt Fund, Limited Term Tax‑Exempt Fund and Tax‑Exempt Fund, the last paragraph of the “FUND SUMMARIES – Principal Investment Strategies” section for each Fund in the Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes.